Summary of Material Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Summary Of Material Accounting Policies [Abstract]
Consolidated Entities
b.	The consolidated entities as of December 31, 2023 and 2024 were as follows:

			Percentage of ownership (%) As of December 31,
Investor	Subsidiary	Business nature	2023	2024
UMC	UMC GROUP (USA)	IC Sales	100.00	100.00
UMC	UNITED MICROELECTRONICS (EUROPE) B.V. (UME BV)	Marketing support activities	100.00	100.00
UMC	UMC CAPITAL CORP.	Investment holding	100.00	100.00
UMC	GREEN EARTH LIMITED (GE)	Investment holding	100.00	100.00
UMC	TLC CAPITAL CO., LTD. (TLC)	Venture capital	100.00	100.00
UMC	UMC INVESTMENT (SAMOA) LIMITED	Investment holding	100.00	100.00
UMC	FORTUNE VENTURE CAPITAL CORP. (FORTUNE)	Consulting and planning for venture capital	100.00	100.00
UMC	UMC KOREA CO., LTD. (UMC KOREA)	Marketing support activities	100.00	100.00
UMC	OMNI GLOBAL LIMITED (OMNI)	Investment holding	100.00	100.00
UMC	SINO PARAGON LIMITED	Investment holding	100.00	100.00
UMC	BEST ELITE INTERNATIONAL LIMITED (BE)	Investment holding	100.00	100.00
UMC	UNITED SEMICONDUCTOR JAPAN CO., LTD. (USJC)	Sales and manufacturing of integrated circuits	100.00	100.00
UMC and FORTUNE	WAVETEK MICROELECTRONICS CORPORATION (WAVETEK)	Sales and manufacturing of integrated circuits	80.00	79.54
TLC	SOARING CAPITAL CORP.	Investment holding	100.00	100.00
SOARING CAPITAL CORP.	UNITRUTH ADVISOR (SHANGHAI) CO., LTD.	Investment holding and advisory	100.00	100.00
GE	UNITED MICROCHIP CORPORATION	Investment holding	100.00	100.00
FORTUNE	TERA ENERGY DEVELOPMENT CO., LTD. (TERA ENERGY)	Energy technical services	99.01	94.93
TERA ENERGY	EVERRICH ENERGY INVESTMENT (HK) LIMITED (EVERRICH-HK)	Investment holding	100.00	100.00
EVERRICH-HK	EVERRICH (JINING) NEW ENERGY TECHNOLOGY CO., LTD. (formerly EVERRICH (SHANDONG) ENERGY CO., LTD.)	Solar engineering integrated design services	100.00	100.00
OMNI	UNITED MICROTECHNOLOGY CORPORATION (CALIFORNIA)	Research and development	100.00	100.00
OMNI	ECP VITA PTE. LTD.	Insurance	100.00	100.00
WAVETEK	WAVETEK MICROELECTRONICS CORPORATION (USA)	Marketing service	100.00	100.00
BE	INFOSHINE TECHNOLOGY LIMITED (INFOSHINE)	Investment holding	100.00	100.00
INFOSHINE	OAKWOOD ASSOCIATES LIMITED (OAKWOOD)	Investment holding	100.00	100.00
OAKWOOD	HEJIAN TECHNOLOGY (SUZHOU) CO., LTD. (HEJIAN)	Sales and manufacturing of integrated circuits	99.9985	99.9985
HEJIAN	UNITEDDS SEMICONDUCTOR (SHANDONG) CO., LTD. (UDS) (Note)	Integrated circuits design services	100.00	—
UNITED MICROCHIP CORPORATION and HEJIAN	UNITED SEMICONDUCTOR (XIAMEN) CO., LTD. (USCXM)	Sales and manufacturing of integrated circuits	100.00	100.00

Note:	In August 2024, HEJIAN has disposed of its 100% of ownership interest in the subsidiary, UDS. Please refer to Note 7.